Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information:
Entity Central Index Key	0001584137
Entity Registrant Name	Oncolix, Inc.
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Trading Symbol	aepp
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017